SCHEDULE OF COMPONENTS OF LOSS BEFORE INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Tax jurisdictions from: Local	$ (153,513)	$ (87,800)
Loss before income tax	(212,753)	(60,484)
Labuan [Member]
Tax jurisdictions from: Foreign	(17,122)	20,070
MALAYSIA
Tax jurisdictions from: Foreign	$ (42,118)	$ 7,246